                               FIDELITY VIP PLUS

                         MONARCH LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA1

                                 ANNUAL REPORT
                               DECEMBER 31, 2000


This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.



[MONARCH LOGO]

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA1:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account VA1 of Monarch Life Insurance Company at December 31, 2000 and 1999, and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2001

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS                                                                 COST          SHARES       MARKET VALUE
                                                                    ----------       -------      ------------
Investment in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                            $  259,608       259,608       $  259,608
  Investment Grade Bond Portfolio                                      200,639        16,981          213,795
  Equity Income Portfolio                                              945,634        46,488        1,186,372
  Growth Portfolio                                                   1,710,936        52,288        2,282,382
  Asset Manager Portfolio                                              419,003        26,207          419,315
  High Income Portfolio                                                 77,718         6,691           54,728
  Overseas Portfolio                                                   208,912        10,227          204,438
                                                                    ----------                     ----------
Total Invested Assets                                               $3,822,450                      4,620,638
                                                                    ==========

LIABILITIES
  Total Liabilities                                                                                        --
                                                                                                   ----------
  Net Assets                                                                                       $4,620,638
                                                                                                   ==========


   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS                                                                 COST          SHARES       MARKET VALUE
                                                                    ----------       -------      ------------
Investment in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                            $  279,806       279,806       $  279,806
  Investment Grade Bond Portfolio                                      190,613        16,103          195,813
  Equity Income Portfolio                                              931,868        47,475        1,220,577
  Growth Portfolio                                                   1,407,671        47,876        2,629,805
  Asset Manager Portfolio                                              442,155        28,676          535,372
  High Income Portfolio                                                 73,847         6,305           71,310
  Overseas Portfolio                                                   168,723         9,141          250,821
                                                                    ----------                     ----------
Total Invested Assets                                               $3,494,683                      5,183,504
                                                                    ==========

LIABILITIES
  Total Liabilities                                                                                        --
                                                                                                   ----------
  Net Assets                                                                                       $5,183,504
                                                                                                   ==========


   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
--------------------------------------------------------------------------------

                                                                         TOTALS - ALL DIVISIONS
                                                           --------------------------------------------------
                                                              2000                1999                1998
                                                           ----------          ----------          ----------
Investment Income:
  Dividends (Note 2)                                       $  502,004          $  357,740          $  428,341
Expenses:
  Risk Charges and Administrative Expenses (Note 5)           (50,708)            (47,826)            (44,339)
                                                           ----------          ----------          ----------
   Net Investment Income                                      451,296             309,914             384,002
                                                           ----------          ----------          ----------

Net Realized Gains                                            140,179             211,558             331,007
Net Unrealized Gains (Losses)                                (890,633)            399,741              68,153
                                                           ----------          ----------          ----------
  Net Realized and Unrealized Gains (Losses)                 (750,454)            611,299             399,160
                                                           ----------          ----------          ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  (299,158)            921,213             783,162
                                                           ----------          ----------          ----------

Transfers Due to Terminations                                (263,708)           (261,011)           (865,793)
Transfers Among Investment Divisions                               --                  --                  --
                                                           ----------          ----------          ----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                      (263,708)           (261,011)           (865,793)
                                                           ----------          ----------          ----------

Total Increase (Decrease) in Net Assets                      (562,866)            660,202             (82,631)
Net Assets - Beginning of Year                              5,183,504           4,523,302           4,605,933
                                                           ----------          ----------          ----------
Net Assets - End of Year                                   $4,620,638          $5,183,504          $4,523,302
                                                           ==========          ==========          ==========


   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                             INVESTMENT
                                                   MONEY       GRADE         EQUITY                     ASSET      HIGH
                                                   MARKET       BOND         INCOME        GROWTH      MANAGER    INCOME   OVERSEAS
                                      TOTAL       DIVISION    DIVISION      DIVISION      DIVISION    DIVISION   DIVISION  DIVISION
                                    ----------    --------   ----------    ----------    ----------   ---------  --------  --------
Investment Income:
  Dividends (Note 2)                $  502,004    $ 15,962    $ 13,514     $   95,027    $  290,880   $  56,725  $  4,724  $ 25,172
Expenses:
  Risk Charges and Administrative
   Expenses (Note 5)                   (50,708)     (2,608)     (2,009)       (11,360)      (26,645)     (4,821)     (654)   (2,611)
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------
   Net Investment Income               451,296      13,354      11,505         83,667       264,235      51,904     4,070    22,561
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------

Net Realized Gains (Losses)            140,179          --         208         41,642        74,448      17,377      (186)    6,690
Net Unrealized Gains (Losses)         (890,633)         --       7,956        (47,971)     (650,688)    (92,905)  (20,453)  (86,572)
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------
  Net Realized and Unrealized
   Gains (Losses)                     (750,454)         --       8,164         (6,329)     (576,240)    (75,528)  (20,639)  (79,882)
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------

Net Increase (Decrease) in Net
  Assets Resulting from
   Operations                         (299,158)     13,354      19,669         77,338      (312,005)    (23,624)  (16,569)  (57,321)
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------

Transfers Due to Terminations         (263,708)     (3,706)     (1,687)       (58,366)      (98,441)    (62,899)      (13)  (38,596)
Transfers Among Investment
   Divisions                                --     (29,846)         --        (53,177)       63,023     (29,534)       --    49,534
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------

Net Increase (Decrease) in
  Net Assets Resulting from
  Principal Transactions              (263,708)    (33,552)     (1,687)      (111,543)      (35,418)    (92,433)      (13)   10,938
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------

Total Increase (Decrease) in
  Net Assets                          (562,866)    (20,198)     17,982        (34,205)     (347,423)   (116,057)  (16,582)  (46,383)
Net Assets - Beginning of Year       5,183,504     279,806     195,813      1,220,577     2,629,805     535,372    71,310   250,821
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------
Net Assets - End of Year            $4,620,638    $259,608    $213,795     $1,186,372    $2,282,382   $ 419,315  $ 54,728  $204,438
                                    ==========    ========    ========     ==========    ==========   =========  ========  ========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                             INVESTMENT
                                                   MONEY       GRADE         EQUITY                     ASSET      HIGH
                                                   MARKET       BOND         INCOME        GROWTH      MANAGER    INCOME   OVERSEAS
                                      TOTAL       DIVISION    DIVISION      DIVISION      DIVISION    DIVISION   DIVISION  DIVISION
                                    ----------    --------   ----------    ----------    ----------   ---------  --------  --------
Investment Income:
  Dividends (Note 2)                $  357,740    $ 14,859    $ 10,348     $   61,727    $  217,010   $  36,773  $  9,852  $  7,171
Expenses:
  Risk Charges and Administrative
   Expenses (Note 5)                   (47,826)     (2,967)     (1,974)       (12,949)      (21,988)     (5,079)     (911)   (1,958)
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------
   Net Investment Income               309,914      11,892       8,374         48,778       195,022      31,694     8,941     5,213
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------

Net Realized Gains (Losses)            211,558          --         237         85,541       115,408      16,579    (6,620)      413
Net Unrealized Gains (Losses)          399,741          --     (12,684)       (63,180)      400,688       1,491     5,846    67,580
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------
  Net Realized and Unrealized
   Gains (Losses)                      611,299          --     (12,447)        22,361       516,096      18,070      (774)   67,993
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------

Net Increase (Decrease) in Net
  Assets Resulting from
   Operations                          921,213      11,892      (4,073)        71,139       711,118      49,764     8,167    73,206
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------

Transfers Due to Terminations         (261,011)    (48,297)       (479)       (34,198)     (112,840)    (26,198)  (38,934)      (65)
Transfers Among Investment
  Divisions                                 --     (40,437)         --       (103,743)      124,180      47,030   (27,030)       --
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------

Net Increase (Decrease) in
  Net Assets Resulting from
  Principal Transactions              (261,011)    (88,734)       (479)      (137,941)       11,340      20,832   (65,964)      (65)
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------

Total Increase (Decrease) in
  Net Assets                           660,202     (76,842)     (4,552)       (66,802)      722,458      70,596   (57,797)   73,141
Net Assets - Beginning of Year       4,523,302     356,648     200,365      1,287,379     1,907,347     464,776   129,107   177,680
                                    ----------    --------    --------     ----------    ----------   ---------  --------  --------
Net Assets - End of Year            $5,183,504    $279,806    $195,813     $1,220,577    $2,629,805   $ 535,372  $ 71,310  $250,821
                                    ==========    ========    ========     ==========    ==========   =========  ========  ========


The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                             INVESTMENT
                                                   MONEY       GRADE         EQUITY                     ASSET      HIGH
                                                   MARKET       BOND         INCOME        GROWTH      MANAGER    INCOME   OVERSEAS
                                      TOTAL       DIVISION    DIVISION      DIVISION      DIVISION    DIVISION   DIVISION  DIVISION
                                    ----------    --------   ----------    ----------    ----------   ---------  --------  --------
Investment Income:
  Dividends (Note 2)                $  428,341   $  15,506    $ 12,103     $   94,081    $  218,664   $  58,805  $ 15,534  $ 13,648
Expenses:
  Risk Charges and Administrative
   Expenses (Note 5)                   (44,339)     (2,930)     (2,318)       (14,034)      (17,211)     (4,553)   (1,372)   (1,921)
                                    ----------   ---------    --------     ----------    ----------   ---------  --------  --------
   Net Investment Income               384,002      12,576       9,785         80,047       201,453      54,252    14,162    11,727
                                    ----------   ---------    --------     ----------    ----------   ---------  --------  --------

Net Realized Gains (Losses)            331,007          --       9,776        156,539       140,891      15,428     3,629     4,744
Net Unrealized Gains (Losses)           68,153          --      (3,022)      (103,542)      212,085      (8,480)  (26,394)   (2,494)
                                    ----------   ---------    --------     ----------    ----------   ---------  --------  --------
  Net Realized and Unrealized
   Gains (Losses)                      399,160          --       6,754         52,997       352,976       6,948   (22,765)    2,250
                                    ----------   ---------    --------     ----------    ----------   ---------  --------  --------

Net Increase (Decrease) in Net
  Assets Resulting from
   Operations                          783,162      12,576      16,539        133,044       554,429      61,200    (8,603)   13,977
                                    ----------   ---------    --------     ----------    ----------   ---------  --------  --------

Transfers Due to Terminations         (865,793)   (282,698)    (73,524)      (272,937)     (123,313)    (56,193)  (29,783)  (27,345)
Transfers Among Investment
   Divisions                                --     116,077      63,008        (72,608)     (124,877)     (5,000)   19,864     3,536
                                    ----------   ---------    --------     ----------    ----------   ---------  --------  --------

Net Increase (Decrease) in
  Net Assets Resulting from
  Principal Transactions              (865,793)   (166,621)    (10,516)      (345,545)     (248,190)    (61,193)   (9,919)  (23,809)
                                    ----------   ---------    --------     ----------    ----------   ---------  --------  --------

Total Increase (Decrease) in
  Net Assets                           (82,631)   (154,045)      6,023       (212,501)      306,239           7   (18,522)   (9,832)
Net Assets - Beginning of Year       4,605,933     510,693     194,342      1,499,880     1,601,108     464,769   147,629   187,512
                                    ----------   ---------    --------     ----------    ----------   ---------  --------  --------
Net Assets - End of Year            $4,523,302   $ 356,648    $200,365     $1,287,379    $1,907,347   $ 464,776  $129,107  $177,680
                                    ==========   =========    ========     ==========    ==========   =========  ========  ========


The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Monarch Life Insurance Company Separate Account VA1 (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account II, a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act). Five investment divisions of the Account are invested solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund and the remaining two investment divisions are invested solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are no-load, diversified, open-end, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock)(the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Washington (2000), Idaho (1998), Louisiana (1994), Michigan (1995), Missouri
(1994), Nevada (1997), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity business. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

     FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends and capital gains distributions) attributable to the Account is not taxed.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of Funds shares by the Account during the year ended December 31, 2000, are shown below:

                                             PURCHASES             SALES
                                             ---------           ---------
     Money Market Portfolio                  $  15,962           $  36,160
     Investment Grade Bond Portfolio            13,514               3,696
     Equity Income Portfolio                    95,027             122,903
     Growth Portfolio                          352,841             124,024
     Asset Manager Portfolio                    56,725              97,254
     High Income Portfolio                       4,724                 667
     Overseas Portfolio                         74,563              41,064
                                             ---------           ---------
          Totals                             $ 613,356           $ 425,768
                                             =========           =========

NOTE 4 - CONTRACT OWNERS' EQUITY

Contract owners' equity at December 31, 2000, consists of the following:

                                                                ACCUMULATION
                                             ACCUMULATION           UNIT
                                                UNITS               VALUE           EQUITY
                                             ------------       ------------      ----------
     Money Market Division                   16,935.4997         $15.329220       $  259,608
     Investment Grade Bond Division          11,104.2200          19.253491          213,795
     Equity Income Division                  29,170.5059          40.670258        1,186,372
     Growth Division                         47,155.5938          48.401087        2,282,382
     Asset Manager Division                  14,625.1437          28.670830          419,315
     High Income Division                     2,445.8921          22.375607           54,728
     Overseas Division                       10,809.9408          18.912037          204,438
                                                                                  ----------
          Totals                                                                  $4,620,638
                                                                                  ==========

NOTE 5 - EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.0% (0.85% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 6 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 7 - PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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